Collaboration Agreements - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2014	Aug. 31, 2009 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2025 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense			$ 15		$ 0		$ 80
Milestone fees recorded cost of goods sold			1,034	€ 899	598	€ 543	134	€ 124
Outstanding liablity of royalty fee			748								€ 651
National Institute of Health | Patent License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of collaboration agreement		8 years
Collaborative arrangements and noncollaborative arrangement license issue royalty		$ 170
Collaborative arrangements and noncollaborative arrangement license royalty payments upon achievement of benchmarks			330
National Institute of Health | Patent License Agreement | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payment on net sales		4.00%
National Institute of Health | Patent License Agreement | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payment on net sales		1.50%
Collaborative arrangements and noncollaborative arrangement non refundable annual royalty		$ 8
Institute for Translational Vaccinology
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of collaboration agreement	50 years
Collaborative arrangements and noncollaborative arrangement milestone payments | €										€ 1,500
Collaborative arrangements and noncollaborative arrangement entrance fees and milestone payments									$ 2,406
Institute of Biophysics, Chinese Academy of Sciences (CAS)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cooperation agreement, contract amount			8,351
Collaboration funding payments and project selection costs			$ 1,740		1,737		1,765
Institute of Process Engineering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of collaboration agreement			5 years	5 years
Cooperation agreement, contract amount			$ 2,784
Collaboration funding payments and project selection costs			$ 557		$ 556		$ 565
American Type Culture Collection
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of collaboration agreement			30 years	30 years
Initiation fee			$ 1,807
Royalty fee percentage			0.50%	0.50%
Collaborative arrangement effective days			30 days	30 days
Accrued royalty fee			$ 723